SHAREHOLDERS' DEFICIT, Preferred Shares and Ordinary Shares (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 VoteperShare $ / shares shares	Dec. 31, 2021 VoteperShare $ / shares shares	May 09, 2022 $ / shares	Dec. 31, 2020 $ / shares shares
Stockholders' Deficit [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Stock conversion percentage threshold	20.00%	20.00%
Stock conversion basis at time of business combination	1	1
Class A Ordinary Shares [Member]
Stockholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000		200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Voting right per share | VoteperShare	1	1
Ordinary shares, shares issued (in shares)	27,600,000	27,600,000		27,600,000
Ordinary shares, shares outstanding (in shares)	27,600,000	27,600,000		27,600,000
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Class B Ordinary Shares [Member]
Stockholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000		20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Voting right per share | VoteperShare	1	1
Ordinary shares, shares issued (in shares)	6,900,000	6,900,000		6,900,000
Ordinary shares, shares outstanding (in shares)	6,900,000	6,900,000		6,900,000